EMPLOYEE BENEFIT PLANS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cost of Sales
Disclosure of defined benefit plans [line items]
Employer contributions	$ 13	$ 12